UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06416

DTF Tax-Free Income Inc.

(Exact name of registrant as specified in charter)

200 South Wacker Drive, Suite 500, Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Alan M. Meder	Lawrence R. Hamilton
DTF Tax-Free Income Inc.	Mayer Brown LLP
200 South Wacker Drive, Suite 500	71 South Wacker Drive
Chicago, Illinois 60606	Chicago, Illinois 60606

(Name and address of agents for service)

Registrant’s telephone number, including area code: (800) 338-8214

Date of fiscal year end: October 31

Date of reporting period: January 31, 2011

Item 1 – Schedule of Investments

The Schedule of Investments follows:

DTF TAX-FREE INCOME INC.

Portfolio of Investments

January 31, 2011 (Unaudited)

Principal Amount (000)		Description (a)	Value

		LONG-TERM INVESTMENTS - 146.2%

		Arizona - 3.1%
		Arizona St. Trans Brd. Hwy. Rev.,
$2,000		5.00%, 7/1/30, Ser. B	$2,002,380
		Salt River Proj. Agric. Impvt. & Pwr.
		Dist. Elec. Sys. Rev.,
2,000		5.00%, 1/1/38, Ser. A	1,959,340

			3,961,720

		California - 22.3%
		Bay Area Toll Auth. Rev.,
2,000		5.125%, 4/1/39, Ser. F-1	1,906,800
		California St. Gen. Oblig.,
500		5.50%, 3/1/26	503,470
1,000		6.00%, 4/1/38	1,012,120
500		5.50%, 3/1/40	474,315
		California Statewide Communities
		Dev. Auth. Rev.,
2,000		5.75%, 7/1/47, FGIC	1,880,280
		Fresno Swr. Rev.
2,000		6.25%, 9/1/14, Ser. A-1, AMBAC	2,149,160
		Golden State Tobacco Securitization Corp. Rev.,
3,000		5.75%, 6/1/47, Ser. A-1	1,960,470
		Los Angeles Dept. Wtr. & Pwr. Rev.,
1,000		5.25%, 7/1/21, Ser. A-A-1, AGM	1,014,760
440	(b)	5.375%, 7/1/21, Ser. A-2,
		Prerefunded 7/1/11 @ $100	449,236
560		5.375%, 7/1/21, Ser. A-2, NRE	568,551
		Los Angeles Wastewtr. Sys. Rev.,
2,000		5.00%, 6/1/26, Ser. A, NRE	2,001,180
		Riverside Cnty. Sngl. Fam. Rev.,
2,500	(b)	7.80%, 5/1/21, Ser. A,
		Escrowed to maturity	3,306,100
		San Bernardino Cnty. Residential
		Mtge. Rev.,
7,840	(b)	9.60%, 9/1/15,
		Escrowed to maturity	10,627,512
		Saratoga Unified Sch. Dist., Gen. Oblig.
1,040		Zero Coupon, 9/1/20, Ser. A, FGIC / NRE	638,862

			28,492,816

		Connecticut - 1.4%
		Connecticut St. Health & Edl. Facs. Auth. Rev.,
1,000		5.00%, 7/1/25, Ser. C, RAD	854,250
		Mashantucket Western Pequot
		Tribe Spl. Rev., 144A,
2,500	(c)(d)	5.75%, 9/1/18, Ser. B	997,225

			1,851,475

		District of Columbia - 2.8%
		District of Columbia Income Tax Rev.,
1,000		5.00%, 12/1/31, Ser. A	1,005,120
		District of Columbia Wtr. & Swr. Auth. Rev.,
1,500		5.00%, 10/1/33, FGIC / NRE	1,473,945
		Metropolitan Washington D.C. Airport Auth. Rev.,
1,000		5.00%, 10/1/18, Ser. A, AGM / AMBAC	1,068,400

			3,547,465

		Florida - 9.8%
		Broward Cnty. Port Fac. Rev.,
1,500		6.00%, 9/1/23, Ser. A	1,587,795
		Escambia Cnty. Hlth. Fac. Auth. Rev.,
1,000		6.00%, 8/15/36	946,380
		Florida Mun. Ln. Council Rev.,
2,210		5.375%, 8/1/20, Ser. B, NRE	2,308,964
		Florida St. Bd. of Ed. Gen. Oblig.,
2,000		5.00%, 6/1/21, Ser. A	2,041,480
		Highlands Cnty. Hlth. Fac. Auth. Rev.,
70	(b)	5.125%, 11/15/32, Ser. G
		Prerefunded 11/15/16 @ $100	81,649
1,930		5.125%, 11/15/32, Ser. G	1,763,171
		Orlando and Orange Cnty. Expwy. Auth. Rev.,
2,000		5.00%, 7/1/35, Ser. B,	1,843,740
		BHAC / AMBAC
		Seminole Cnty. Sales Tax Rev.,
2,000		5.25%, 10/01/31, Ser. B, NRE	1,957,880

			12,531,059

Principal Amount (000)		Description (a)	Value

		Georgia - 11.3%
		Atlanta Wtr. & Wastewtr. Rev.,
		Ser. A,
$2,385		5.00%, 11/1/29, FGIC / NRE	$2,238,418
715		5.00%, 11/1/38, FGIC / NRE	624,081
		Fulton Cnty. Sch. Dist., Gen. Oblig.
2,000		5.375%, 1/1/16	2,296,360
		Georgia Mun. Elec. Auth. Pwr. Rev.,
100	(b)	6.40%, 1/1/13, Ser. Y
		Escrowed to maturity	107,368
1,655		6.40%, 1/1/13, Ser. Y, AMBAC	1,756,898
		Georgia Mun. Elec. Auth. Pwr. Rev.,
5,500		6.50%, 1/1/20, Ser. X, AMBAC	6,397,050
		Metro. Atlanta Rapid Tran. Auth. Rev.,
1,000		5.00%, 7/1/39, Ser. 3	970,440

			14,390,615

		Idaho - 0.1%
		Idaho Hsg. Agcy.,
		Sngl. Fam. Mtge. Sr., Rev.,
40		6.65%, 7/1/14, Ser. B	41,248
93		6.60%, 7/1/27, Ser. B	93,510

			134,758

		Illinois - 7%
		Chicago Bd. of Ed. Gen. Oblig.,
1,000		5.50%, 12/1/30, Ser. A, AMBAC	1,005,930
		Chicago Multi-Family Hsg. Rev.,
500		4.90%, 3/20/44, FHA	444,820
		Chicago Park Dist., Gen. Oblig.,
1,000		5.00%, 1/1/27, Ser. A, AMBAC	991,300
		Illinois Fin. Auth. Education Rev.,
1,000	(b)	5.375%, 9/1/32, Ser. C,
		Prerefunded 9/1/17 @ $100	1,185,300
		Illinois Fin. Auth. Rev.,
1,000		6.00%, 8/15/38, Ser. A	926,640
		Illinois St. Gen. Oblig.,
2,000		5.50%, 1/1/29	1,914,260
		Illinois St. Toll Hwy. Auth. Rev.,
1,500		5.50%, 1/1/33, Ser. B	1,470,000
		Railsplitter Tobacco Settlement Auth. Rev.,
1,000		6.00%, 6/1/28	954,340

			8,892,590

		Indiana - 8.3%
		Indiana Fin. Auth. Hospital Rev.,
1,000		5.875%, 5/1/29, Ser. A	1,000,330
		Indiana Mun. Pwr. Agcy.,
		Pwr. Supply Sys. Rev.,
5,000		6.00%, 1/1/13, Ser. B, NRE	5,396,750
		Indianapolis Local Pub. Impvt.
		Bond Bank Rev.,
2,100	(b)	5.25%, 7/1/33, Ser. A
		Prerefunded 7/1/12 @ $100	2,238,453
2,000		5.00%, 2/1/38, Ser. A	1,956,500

			10,592,033

Principal Amount (000)		Description (a)	Value

		Kentucky - 1.2%
		Louisville & Jefferson Cnty. Met. Swr. Dist.,
		Swr. & Drain Sys. Rev.,
$1,750		5.00%, 5/15/30, Ser. A, FGIC / NRE	$1,726,428

		Louisiana - 1.6%
		Louisiana St. Gasoline & Fuels Tax Rev.,
1,000		5.00%, 5/1/41, Ser. A	944,890
		Regional Tran. Auth. Louisiana Sales Tax Rev.,
1,100		5.00%, 12/1/30, AGM	1,051,919

			1,996,809

		Maryland - 1.6%
		Maryland St. Trans. Auth. Rev.,
2,000		5.00%, 7/1/37, AGM	2,006,060

		Massachusetts - 5.9%
		Massachusetts Bay Trans. Auth. Rev.,
3,000		5.50%, 7/1/29, Ser. B, NRE	3,262,410
		Massachusetts St. College Bldg. Auth. Rev.,
2,000		5.00%, 5/1/40, Ser. B	1,934,220
		Massachusetts St. Dev. Finance Agency,
		Solid Waste Disp. Rev.
1,500		5.00%, 2/1/36	1,326,450
		Massachusetts St. Gen. Oblig.,
1,000		5.50%, 8/1/30, Ser. A, AMBAC	1,073,500

			7,596,580

		Michigan - 3.3%
		Detroit Gen. Oblig.,
500		5.25%, 11/1/35	459,145
		Detroit Wtr. Supply Sys. Rev.,
		Ser. A,
2,000	(b)	5.50%, 7/1/24,
		Prerefunded 7/1/11 @ $100	2,043,020
2,000		5.00%, 7/1/30, FGIC / NRE	1,761,900

			4,264,065

		Nebraska - 5%
		Omaha Gen. Oblig.,
2,000		5.25%, 4/1/27	2,168,460
		Omaha Pub. Pwr. Dist.,
		Elec. Rev., Ser. B,
1,270	(b)	6.15%, 2/1/12
		Escrowed to maturity	1,303,934
2,500	(b)	6.20%, 2/1/17
		Escrowed to maturity	2,876,375

			6,348,769

		Nevada - 4.4%
		Clark Cnty. Gen. Oblig.,
2,165		5.00%, 11/1/22, AMBAC	2,236,813
		Las Vegas Valley Wtr. Dist.,
		Gen. Oblig.,
1,400		5.00%, 6/1/25, Ser. B, NRE	1,403,304
		Nevada St. Gen. Oblig.,
2,000		5.00%, 12/1/24, Ser. F, AGM	2,031,760

			5,671,877

		New Jersey - 4.8%
		New Jersey Econ. Dev. Auth. Rev.,
1,025		4.95%, 3/1/47	873,310
		New Jersey St. Gen. Oblig.,
2,000		5.25%, 7/1/17, Ser. H	2,255,360
		New Jersey St. Tpk. Auth. Rev.,
1,000		5.00%, 1/1/36, Ser. H	960,060
		New Jersey Trans. Trust Fund Auth. Rev.,
2,000		5.25%, 12/15/22, Ser. A	2,064,700

			6,153,430

		New York - 6.4%
		Albany Industrial Dev. Agy. Rev.,
1,000		5.00%, 4/1/32, Ser. A	761,830
		Long Island Pwr. Auth. Elec.
		Sys. Rev.,
800		5.00%, 12/1/35, Ser. B	734,968
		Metro. Trans. Auth. Rev.,
1,000		5.25%, 11/15/31, Ser. A, FGIC / NRE	949,000
		New York City Mun. Wtr. Fin. Auth. Rev.,
		Wtr. & Swr. Sys. 2nd Genl. Res. Rev., Ser. EE,
1,000		5.375%, 6/15/43	1,003,350
1,000		5.50%, 6/15/43	1,012,850
		New York St. Dorm. Auth. Rev.,
		Sch. Dist. Rev. Bond Financing Program Rev.,
1,500		7.25%, 10/1/28, Ser. C	1,696,290
		New York St. Dorm. Auth.
		State Personal Inc. Tax Rev.,
2,000		5.00%, 3/15/30, Ser. F	1,995,000

			8,153,288

Principal Amount (000)		Description (a)	Value

		Ohio - 5%
		Deerfield Twp. Tax Increment Rev.,
$750		5.00%, 12/1/25	$706,447
		Hamilton Elec. Sys. Rev.
1,000		4.60%, 10/15/20, Ser. A, AGM	1,041,050
		Ohio St. Air Quality Dev. Auth. Rev.,
750		5.70%, 2/1/14, Ser. A	810,840
		Ohio St. Tpk. Comm. Tpk. Rev.
1,040		5.00%, 2/15/31, Ser. A	1,030,879
		Ohio St. Wtr. Dev. Auth. Rev.,
2,445		5.50%, 6/1/20, Ser. B, AGM	2,850,870

			6,440,086

		Pennsylvania - 5.8%
		Delaware Cnty. Auth. Rev.,
2,000	(b)	5.00%, 6/1/21, Ser. A,	2,251,080
		East Stroudsburg Area Sch. Dist., Gen. Oblig.
1,000		7.75%, 9/1/27, Ser. A, FGIC / NRE	1,163,550
		Pennsylvania Economic Dev. Fin.
		Auth. Res. Recov. Rev.,
1,000		4.625%, 12/1/18, Ser. F, AMBAC	889,280
		Pennsylvania St. Higher Ed. Facs. Auth. Rev.,
2,000		5.00%, 6/15/28, Ser. AL	2,017,760
		Pennsylvania St. Tpk. Comm. Oil Franchise Tax Rev.,
1,020		5.00%, 12/1/23, Ser. A-2, AGT	1,056,628

			7,378,298

		Puerto Rico - 0.7%
		Puerto Rico Elec. Pwr. Auth. Rev.,
1,000		5.00%, 7/1/25, Ser. PP, FGIC / NRE	952,540

		Rhode Island - 1.6%
		Rhode Island Health & Edl. Bldg. Corp. Higher Ed. Facs. Rev.,
2,000		5.00%, 9/1/37	1,982,480

		South Carolina - 1.3%
		Spartanburg Waterworks Rev.,
1,500	(b)	5.25%, 6/1/28
		Prerefunded 6/1/14 @ $100	1,693,170

		Tennessee - 1.9%
		Tennessee Energy Acquisition Corp. Rev., Ser. A,
1,500		5.25%, 9/1/20	1,448,145
1,000		5.25%, 9/1/21	958,960

			2,407,105

		Texas - 13.5%
		Alliance Airport Auth. Inc. Rev.,
1,000		4.85%, 4/1/21	969,340
		Bexar Met. Wtr. Dist.
		Waterworks Sys. Rev.,
2,500		5.00%, 5/1/25, NRE	2,500,225
		Dallas Area Rapid Transit Rev.,
1,000		5.25%, 12/1/48	980,270
		Dallas Gen. Oblig.
2,000		4.50%, 2/15/23	2,075,860
		El Paso Wtr. & Swr. Rev.,
1,555		5.50%, 3/1/12, Ser. A, AGM	1,637,617
		Everman Indep. Sch. Dist. Gen. Oblig.,
1,000		5.00%, 2/15/36, PSF	1,008,300
		Klein Indep. Sch. Dist. Gen. Oblig.,
1,000		5.00%, 8/1/38, Ser. A, PSF	1,000,620
		Lower Colorado River Auth. Rev.,
2,000		5.00%, 5/15/31, AGM	1,928,220
		McLennan Cnty. Pub. Fac. Corp. Proj. Rev.,
2,000		6.625%, 6/1/35	2,093,520
		Pharr-San Juan-Alamo Indep. Sch. Dist. Gen. Oblig.,
1,975		5.50%, 2/1/33, PSF	2,033,895
		Spring Branch Indep. Sch. Dist. Gen. Oblig.,
1,000		5.25%, 2/1/38, PSF	1,023,340

			17,251,207

Principal Amount (000)	Description (a)	Value

	Utah - 1.6%
	Utah Trans. Auth. Sales Tax Rev., Ser A.,
$1,000	5.00%, 6/15/32, AGM	$1,001,160
1,000	5.00%, 6/15/36, AGM	994,250

		1,995,410

	Virginia - 4.5%
	Virginia College Bldg. Auth. Rev.,
2,000	5.00%, 2/1/23, Ser. E-1	2,192,540
	Virginia St. Hsg. Dev. Auth. Rev.,
1,500	4.55%, 1/1/24	1,421,220
	Virginia St. Pub. Bldg. Auth. Rev.,
2,050	5.00%, 8/1/29, Ser. B	2,086,941

		5,700,701

	Washington - 2.3%
	Energy Northwest Wind Proj. Rev.,
500	4.75%, 7/1/21, NRE	511,610
	King Cnty. Swr. Rev.,
2,500	5.00%, 1/1/31, FGIC / NRE	2,462,700

		2,974,310

	West Virginia - 1%
	Monongalia Cnty. Building Commission
	Hospital Rev.
1,500	5.00%, 7/1/30, Ser. A	1,299,840

	Wisconsin - 3.2%
	Wisconsin St. Gen. Rev.,
2,000	6.00%, 5/1/33, Ser. A	2,132,280
	Wisconsin St. Health & Edl. Facs. Auth. Rev.,
2,000	6.50%, 4/15/33	2,017,680

		4,149,960

	Wyoming - 3.5%
	Wyoming St. Farm Loan Brd.
	Cap. Facs. Rev.,
4,000	5.75%, 10/1/20	4,444,880

	Total long-term investments
	(Cost $185,894,180)	186,981,824

Shares

	SHORT-TERM INVESTMENT - 2.7%
	State Street Institutional Tax-Free
	Money Market Fund
3,516	(Cost $3,515,618)	$3,515,618

Total Investments - 148.9% (Cost $189,409,798)	190,497,442

Other assets in excess of liabilities - 1.9%	2,401,379

Liquidation value of remarketed preferred stock - (50.8%)	(65,000,000)

Net Assets Applicable to Common Stock - 100.0%	127,898,821

Net asset value per share of common stock ($127,898,821 / 8,507,456)	15.03

(a)	The following abbreviations are used in portfolio descriptions to indicate providers of credit support, in whole or in part:

AMBAC - Ambac Assurance Corporation.

AGM - Assured Guaranty Municipal Corporation.

AGT - Assured Guaranty Corp.

BHAC - Berkshire Hathaway Assurance Corporation.

FGIC - Financial Guaranty Insurance Company.

FHA - Federal Housing Authority.

NRE - National Public Finance Guarantee Corporation.

PSF - Texas Permanent School Fund.

RAD - Radian Asset Assurance Inc.

(b)	Prerefunded and escrowed to maturity issues are secured by escrowed cash, government obligations, or other securities.

(c)	Security is not registered under the Securities Act of 1933. These securities may be resold in transactions in accordance with Rule 144A to qualified institutional buyers. At January 31, 2011, these securities amounted to a value of $997,225 or 0.78% of net assets applicable to common stock.

(d)	Non-income producing security.

The percentage shown for each investment category is the total value of that category as a percentage of the net assets applicable to common stock of the Fund.

Notes

(1)	The Fund’s investments are carried at fair value which is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. The three-tier hierarchy of inputs established to classify fair value measurements for disclosure purposes is summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities.

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in these securities. The following is a summary of the inputs used to value each of the Fund’s investments as of January 31, 2011:

There were no significant transfers between level 1 and level 2 during the quarter ended January 31, 2011.

Valuations	Level 1	Level 2

Description
Assets:
Money Market Fund	$3,515,618	-
Municipal Bonds	-	$186,981,824

Total	$3,515,618	$186,981,824

(2)	At October 31, 2010, the Fund’s most recent fiscal tax year end, based on a tax cost of investments of $189,032,945, the Fund had gross unrealized appreciation of $14,588,575 and gross unrealized depreciation of $1,419,632.

Other information regarding the Fund is available in the Fund’s most recent semi-annual and annual reports. This information is available on the Fund’s website at www.DTFfund.com or the Securities and Exchange Commission’s website at www.sec.gov.

Item 2 – Controls and Procedures

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on an evaluation of those controls and procedures made as of a date within 90 days of the filing date of this report as required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934.

(b) There has been no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Exhibit 99.CERT- Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	DTF TAX-FREE INCOME INC.

By (Signature and Title)	/S/ ALAN M. MEDER
Alan M. Meder
Treasurer
(Principal Financial and Accounting Officer)

Date	March 29, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/S/ NATHAN I. PARTAIN
Nathan I. Partain
President and Chief Executive Officer

Date	March 29, 2011

By (Signature and Title)	/S/ ALAN M. MEDER
Alan M. Meder
Treasurer
(Principal Financial and Accounting Officer)

Date	March 29, 2011